Income Taxes - Balance Sheet Presentation of the Company's Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current deferred tax assets	$ 5,046	$ 4,412
Current deferred tax liabilities	(355)	(574)
Net current deferred tax assets	4,691	3,838
Non-current deferred tax assets	102,168	100,279
Non-current deferred tax liabilities	(321)	(236)
Net non-current deferred tax assets	101,847	100,043
Net deferred tax assets	$ 106,538	$ 103,881